SUPPLEMENT DATED JULY 22, 2011 TO

STATEMENT OF ADDITIONAL INFORMATION

TCW FUNDS, INC.

FEBRUARY 28, 2011

AMENDED JUNE 3, 2011

The section titled “Ownership of Securities and Other Managed Accounts” is amended as follows effective July 1, 2011:

On page 48 all information pertaining to Derek Derman and Donald Evenson is deleted. Craig C. Blum is added as a portfolio manager.

On page 52 all information pertaining to Susan Suvall and John Gibbons is deleted. Under the Value Opportunities Fund, Diane E. Jaffee is added as the portfolio manager.

Please retain this Supplement with your SAI for future reference.